Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	January 2013
Distribution Date	02/15/13
Transaction Month	33
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 16, 2010
Closing Date:	May 13, 2010

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:	$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%	May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%	November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%	October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%	December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$65,855,659.19	0.2077466	$51,437,287.29	0.1622627	$14,418,371.90
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$252,705,659.19	0.2630022	$238,287,287.29	0.2479963	$14,418,371.90

Weighted Avg. Coupon (WAC)	5.32%		5.33%
Weighted Avg. Remaining Maturity (WARM)	31.01		30.14
Pool Receivables Balance	$304,838,030.08		$287,023,122.08
Remaining Number of Receivables	35,150		33,950

Adjusted Pool Balance	$299,817,818.34		$282,341,003.92

III. COLLECTIONS

Principal:
Principal Collections	$17,219,622.86
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$462,790.73
Total Principal Collections	$17,682,413.59

Interest:
Interest Collections	$1,394,884.03
Late Fees & Other Charges	$40,890.77
Interest on Repurchase Principal	$-
Total Interest Collections	$1,435,774.80

Collection Account Interest	$1,359.81
Reserve Account Interest	$447.81
Servicer Advances	$-

Total Collections	$19,119,996.01

Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	January 2013
Distribution Date	02/15/13
Transaction Month	33
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$19,119,996.01
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$19,119,996.01

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$254,031.69		$254,031.69	$254,031.69
Collection Account Interest					$1,359.81
Late Fees & Other Charges					$40,890.77
Total due to Servicer					$296,282.27

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$82,319.57		$82,319.57
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$463,804.99		$463,804.99	$463,804.99

Available Funds Remaining:					$18,359,908.75

3. Principal Distribution Amount:					$14,418,371.90

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$14,418,371.90
Class A-4 Notes				$-
Class A Notes Total:		14,418,371.90		$14,418,371.90
Total Noteholders Principal				$14,418,371.90

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					3,941,536.85

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,020,211.74
Beginning Period Amount	$5,020,211.74
Current Period Amortization	$338,093.58
Ending Period Required Amount	$4,682,118.16
Ending Period Amount	$4,682,118.16
Next Distribution Date Required Amount	$4,359,132.78

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	January 2013
Distribution Date	02/15/13
Transaction Month	33
30/360 Days	30
Actual/360 Days	31

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%

	Beginning	Ending	Target
Overcollateralization Amount	$47,112,159.15	$44,053,716.63	$44,053,716.63
Overcollateralization as a % of Adjusted Pool	15.71%	15.60%	15.60%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.97%	33,260	97.41%	$279,589,997.31
30 - 60 Days	1.58%	538	2.00%	$5,742,956.25
61 - 90 Days	0.37%	126	0.48%	$1,371,722.27
91 + Days	0.08%	26	0.11%	$318,446.25
		33,950		$287,023,122.08
Total
Delinquent Receivables 61 + days past due	0.45%	152	0.59%	$1,690,168.52
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.43%	150	0.57%	$1,747,873.24
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.43%	155	0.54%	$1,750,217.40
Three-Month Average Delinquency Ratio	0.43%		0.57%

Repossession in Current Period		49		$569,381.48
Repossession Inventory		58		$387,133.76

Charge-Offs
Gross Principal of Charge-Off for Current Period				$595,285.14
Recoveries				$(462,790.73)
Net Charge-offs for Current Period				$132,494.41

Beginning Pool Balance for Current Period				$304,838,030.08

Net Loss Ratio				0.52%
Net Loss Ratio for 1st Preceding Collection Period				0.95%
Net Loss Ratio for 2nd Preceding Collection Period				0.65%
Three-Month Average Net Loss Ratio for Current Period				0.71%

Cumulative Net Losses for All Periods				$10,741,626.68
Cumulative Net Losses as a % of Initial Pool Balance				0.98%

Principal Balance of Extensions				$1,558,613.68
Number of Extensions				133

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